Unaudited Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023		4,574,100	3,986,542	3,973,135	1,970,649	129,379,133
Balance at Dec. 31, 2023		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	$ 1,435,294	$ 21,387	$ 1,045,932	$ 2,382,531	$ 56,229	$ 2,438,760
Balance (in shares) at Dec. 31, 2023							(11,004,510)
- Net income (1)		0	0	0	0	0	$ 0	0	0	204,196	204,196	1,628	205,824
- Issuance of subsidiary shares to non-controlling interest (Note 1)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(599)	0	0	(599)	975	376
- Issuance of common stock (Notes 4 and 16) (in shares)		0	0	0	0	1,088,601	0
- Issuance of common stock (Notes 4 and 16)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	12,802	0	0	12,802	0	12,802
-Redemption of Preferred Stock (Series E)		0	0	0	0	0	0	(110,598)	0	(5,446)	(116,044)	0	(116,044)
- Dividends to non-controlling shareholders of subsidiary		0	0	0	0	0	0	0	0	0	0	(1,479)	(1,479)
- Dividends – Common stock (Note 15)		0	0	0	0	0	0	0	0	(27,291)	(27,291)	0	(27,291)
- Dividends – Preferred stock (Note 15)		0	0	0	0	0	0	0	0	(15,534)	(15,534)	0	(15,534)
- Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0	$ 0	0	0	5,624	0	5,624	0	5,624
Balance (in shares) at Jun. 30, 2024		4,574,100	3,986,542	3,973,135	1,970,649	130,467,734
Balance at Jun. 30, 2024		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	1,336,899	27,011	1,201,857	2,445,685	57,353	2,503,038
Balance (in shares) at Jun. 30, 2024							(11,004,510)
Balance (in shares) at Dec. 31, 2024		0	3,986,542	3,973,135	1,970,649	130,958,943
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	1,336,646	17,345	1,279,605	2,513,514	57,545	2,571,059
Balance (in shares) at Dec. 31, 2024							(11,004,510)
- Net income (1)	[1]	0	0	0	0	0	$ 0	0	0	188,822	188,822	1,890	190,712
- Issuance of subsidiary shares to non-controlling interest (Note 1)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(7,438)	0	0	(7,438)	13,548	6,110
- Issuance of common stock (Notes 4 and 16) (in shares)		0	0	0	0	314,891	0
- Issuance of common stock (Notes 4 and 16)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	2,993	0	0	2,993	0	2,993
- Dividends to non-controlling shareholders of subsidiary												(1,809)	(1,809)
- Dividends – Common stock (Note 15)		0	0	0	0	0	0	0	0	(27,608)	(27,608)	0	(27,608)
- Dividends – Preferred stock (Note 15)		0	0	0	0	0	0	0	0	(10,460)	(10,460)	0	(10,460)
- Other comprehensive income (loss)		0	0	0	0	0	0	0	(9,870)	0	(9,870)	(102)	(9,972)
- Change in non-controling interest of the subsidiary (Note 14)		$ 0	$ 0	$ 0	$ 0	$ 0	0	(2,666)	0	0	(2,666)	0	(2,666)
- Distribution to shareholders (Note 1)										(699,239)	(699,239)		(699,239)
Balance (in shares) at Jun. 30, 2025		0	3,986,542	3,973,135	1,970,649	131,273,834
Balance at Jun. 30, 2025		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	$ 1,329,535	$ 7,475	$ 731,120	$ 1,948,048	$ 71,072	$ 2,019,120
Balance (in shares) at Jun. 30, 2025							(11,004,510)

[1]	Net income excludes net loss of $213 and $277, for the six-month periods ended June 30, 2025 and June 30, 2024, respectively, attributable to redeemable non-controlling interest classified outside of permanent equity (Note 14).